Quarterly Holdings Report
for
Fidelity Flex® Freedom Blend Funds
Fidelity Flex® Freedom Blend 2010 Fund
December 31, 2025
Z10-NPRT3-0226
1.9884233.108
Bond Funds - 67.7%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	45,872	451,381
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	4,951	37,527
Fidelity Series Corporate Bond Fund (a)	20,685	196,094
Fidelity Series Emerging Markets Debt Fund (a)	1,611	13,740
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	431	4,112
Fidelity Series Floating Rate High Income Fund (a)	292	2,571
Fidelity Series Government Bond Index Fund (a)	35,551	327,782
Fidelity Series High Income Fund (a)	289	2,575
Fidelity Series International Credit Fund (a)	8	68
Fidelity Series International Developed Markets Bond Index Fund (a)	15,059	127,700
Fidelity Series Investment Grade Bond Fund (a)	29,829	303,960
Fidelity Series Investment Grade Securitized Fund (a)	20,353	185,825
Fidelity Series Long-Term Treasury Bond Index Fund (a)	14,176	76,410
Fidelity Series Real Estate Income Fund (a)	251	2,538
TOTAL BOND FUNDS (Cost $1,729,599)		1,732,283

Domestic Equity Funds - 14.3%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	3,404	78,224
Fidelity Series Commodity Strategy Fund (a)	341	33,033
Fidelity Series Large Cap Growth Index Fund (a)	1,683	50,194
Fidelity Series Large Cap Stock Fund (a)	1,923	51,356
Fidelity Series Large Cap Value Index Fund (a)	5,176	94,354
Fidelity Series Small Cap Core Fund (a)	1,193	16,132
Fidelity Series Small Cap Opportunities Fund (a)	568	9,211
Fidelity Series Value Discovery Fund (a)	1,979	33,703
TOTAL DOMESTIC EQUITY FUNDS (Cost $251,280)		366,207

International Equity Funds - 14.2%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	1,897	37,465
Fidelity Series Emerging Markets Fund (a)	1,994	23,405
Fidelity Series Emerging Markets Opportunities Fund (a)	3,845	94,778
Fidelity Series International Growth Fund (a)	2,707	51,727
Fidelity Series International Index Fund (a)	1,284	19,407
Fidelity Series International Small Cap Fund (a)	1,672	29,919
Fidelity Series International Value Fund (a)	3,342	52,137
Fidelity Series Overseas Fund (a)	3,467	51,756
Fidelity Series Select International Small Cap Fund (a)	183	2,532
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $266,487)		363,126

Short-Term Funds - 3.5%
	Shares	Value ($)
Fidelity Series Short-Term Credit Fund (a)	1,426	14,364
Fidelity Series Treasury Bill Index Fund (a)	7,592	75,619
TOTAL SHORT-TERM FUNDS (Cost $89,275)		89,983

Money Market Funds - 0.3%
	Yield (%)	Shares	Value ($)
Fidelity Series Government Money Market Fund (a)(b) (Cost $7,180)	3.84	7,180	7,180

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $2,343,821)	2,558,779
NET OTHER ASSETS (LIABILITIES) - 0.0%	0
NET ASSETS - 100.0%	2,558,779

Legend

(a)	Affiliated fund.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	422,739	137,532	104,442	17,412	97	(4,545)	451,381	45,872
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	45,786	8,951	16,587	1,752	120	(743)	37,527	4,951
Fidelity Series Blue Chip Growth Fund	75,002	23,468	42,011	2,932	4,162	17,603	78,224	3,404
Fidelity Series Canada Fund	24,189	18,404	10,861	744	92	5,641	37,465	1,897
Fidelity Series Commodity Strategy Fund	5,898	29,204	2,559	314	82	408	33,033	341
Fidelity Series Corporate Bond Fund	203,374	46,570	57,468	7,305	466	3,152	196,094	20,685
Fidelity Series Emerging Markets Debt Fund	13,353	2,615	3,212	653	147	837	13,740	1,611
Fidelity Series Emerging Markets Debt Local Currency Fund	4,247	757	1,229	261	134	203	4,112	431
Fidelity Series Emerging Markets Fund	27,867	10,525	21,396	594	2,317	4,092	23,405	1,994
Fidelity Series Emerging Markets Opportunities Fund	111,534	43,426	86,193	2,460	9,158	16,853	94,778	3,845
Fidelity Series Floating Rate High Income Fund	2,562	604	584	160	(5)	(6)	2,571	292
Fidelity Series Government Bond Index Fund	329,620	96,010	99,296	9,505	(348)	1,796	327,782	35,551
Fidelity Series Government Money Market Fund	15,819	37,480	46,119	880	-	-	7,180	7,180
Fidelity Series High Income Fund	2,549	507	594	147	13	100	2,575	289
Fidelity Series International Credit Fund	64	3	-	3	-	1	68	8
Fidelity Series International Developed Markets Bond Index Fund	128,839	31,467	30,981	4,964	(118)	(1,507)	127,700	15,059
Fidelity Series International Growth Fund	56,015	23,163	33,537	3,808	4,342	1,744	51,727	2,707
Fidelity Series International Index Fund	21,760	7,498	14,053	610	2,579	1,623	19,407	1,284
Fidelity Series International Small Cap Fund	33,781	5,410	12,726	3,948	2,781	673	29,919	1,672
Fidelity Series International Value Fund	58,729	21,415	38,562	4,918	9,639	916	52,137	3,342
Fidelity Series Investment Grade Bond Fund	312,881	78,070	91,022	10,163	37	3,994	303,960	29,829
Fidelity Series Investment Grade Securitized Fund	196,775	42,175	56,727	6,680	(260)	3,862	185,825	20,353
Fidelity Series Large Cap Growth Index Fund	48,247	13,875	24,692	484	3,642	9,122	50,194	1,683
Fidelity Series Large Cap Stock Fund	44,542	23,688	24,596	4,799	744	6,978	51,356	1,923
Fidelity Series Large Cap Value Index Fund	91,646	39,000	44,936	3,175	1,328	7,316	94,354	5,176
Fidelity Series Long-Term Treasury Bond Index Fund	86,492	36,175	45,460	2,797	(705)	(92)	76,410	14,176
Fidelity Series Overseas Fund	57,156	23,523	33,577	4,013	5,277	(623)	51,756	3,467
Fidelity Series Real Estate Income Fund	2,553	534	588	128	(14)	53	2,538	251
Fidelity Series Select International Small Cap Fund	462	1,977	312	77	22	383	2,532	183
Fidelity Series Short-Term Credit Fund	14,956	3,754	4,405	545	39	20	14,364	1,426
Fidelity Series Small Cap Core Fund	21,047	3,199	12,634	132	193	4,327	16,132	1,193
Fidelity Series Small Cap Opportunities Fund	9,359	2,093	4,118	420	388	1,489	9,211	568
Fidelity Series Treasury Bill Index Fund	47,342	95,273	67,063	2,429	-	67	75,619	7,592
Fidelity Series Value Discovery Fund	32,894	14,874	16,943	1,859	419	2,459	33,703	1,979
	2,550,079	923,219	1,049,483	101,071	46,768	88,196	2,558,779

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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